Property, plant and equipment - Summary of Changes In Property Plant And Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 1,344,864	¥ 1,113,213
Changes in carrying amount:
Additions	495,888	494,870
Acquisitions through business combinations	1,396	8,587
Reclassifications	(2,681)	(6,841)
Disposals or classified as held for sale	(9,268)	(5,923)
Depreciation	(321,588)	(268,212)
Impairment losses	(345)	(939)
Translation adjustment	31,093	16,009
Other	(16,719)	(5,900)
Total changes	177,776	231,651
Ending Balance	1,522,640	1,344,864
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	79,254	78,123
Changes in carrying amount:
Additions	6,068	700
Reclassifications	616	75
Disposals or classified as held for sale	(2,077)	(876)
Translation adjustment	2,085	1,232
Total changes	6,692	1,131
Ending Balance	85,946	79,254
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	379,303	317,472
Changes in carrying amount:
Additions	14,886	17,369
Acquisitions through business combinations	912	168
Reclassifications	76,731	75,608
Disposals or classified as held for sale	(2,361)	(1,610)
Depreciation	(39,781)	(33,682)
Impairment losses	(76)	(317)
Translation adjustment	15,913	8,931
Other	(1,744)	(4,636)
Total changes	64,480	61,831
Ending Balance	443,783	379,303
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	686,172	572,965
Changes in carrying amount:
Additions	100,199	112,351
Acquisitions through business combinations	472	2,480
Reclassifications	314,967	232,218
Disposals or classified as held for sale	(3,416)	(2,793)
Depreciation	(281,807)	(234,530)
Impairment losses	(258)	(570)
Translation adjustment	7,366	5,315
Other	(15,032)	(1,264)
Total changes	122,491	113,207
Ending Balance	808,663	686,172
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	200,135	144,653
Changes in carrying amount:
Additions	374,735	364,450
Acquisitions through business combinations	12	5,939
Reclassifications	(394,995)	(314,742)
Disposals or classified as held for sale	(1,414)	(644)
Impairment losses	(11)	(52)
Translation adjustment	5,729	531
Other	57
Total changes	(15,887)	55,482
Ending Balance	184,248	200,135
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,403,756	3,010,870
Changes in carrying amount:
Ending Balance	3,856,202	3,403,756
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	79,291	78,160
Changes in carrying amount:
Ending Balance	85,983	79,291
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	921,156	832,785
Changes in carrying amount:
Ending Balance	1,033,758	921,156
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,202,010	1,953,985
Changes in carrying amount:
Ending Balance	2,551,174	2,202,010
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	201,299	145,940
Changes in carrying amount:
Ending Balance	185,287	201,299
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,058,892)	(1,897,657)
Changes in carrying amount:
Ending Balance	(2,333,562)	(2,058,892)
Accumulated depreciation and impairment losses [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(37)	(37)
Changes in carrying amount:
Ending Balance	(37)	(37)
Accumulated depreciation and impairment losses [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(541,853)	(515,313)
Changes in carrying amount:
Ending Balance	(589,975)	(541,853)
Accumulated depreciation and impairment losses [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,515,838)	(1,381,020)
Changes in carrying amount:
Ending Balance	(1,742,511)	(1,515,838)
Accumulated depreciation and impairment losses [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,164)	(1,287)
Changes in carrying amount:
Ending Balance	¥ (1,039)	¥ (1,164)